John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF (the Funds)

Supplement dated January 9, 2020 to the current Statement of Additional Information (SAI), as may be supplemented

Effective January 1, 2020, the following information supplements and supersedes any information to the contrary contained in the SAI.

The “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” section is revised and restated in its entirety as follows:

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two business days (three business days for John Hancock Multifactor Emerging Markets ETF). Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than two business days (three business days for John Hancock Multifactor Emerging Markets ETF) after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent a fund from delivering securities within the normal settlement period. Market closures during regular holidays in an applicable non-U.S. market that are not holidays observed in the U.S. market may prevent a fund from executing securities transactions within the normal settlement period. Unforeseeable closures of applicable non-U.S. markets may have a similar impact. During such closures, the fund may be required to rely on other methods to satisfy redemption requests, including the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time, or the delivery of redemption proceeds may be extended beyond the normal settlement cycle.

The holidays applicable to a fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

For the period January 1, 2020 through December 31, 2020, the dates of regular holidays affecting the relevant securities markets in which a fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2020

AUSTRALIA	January 1	May 4	October 5
	January 27	June 1	November 3
	March 2	June 8	December 24
	March 9	August 3	December 25
	April 10	August 12	December 28
	April 13	September 28	December 31

AUSTRIA	January 1	May 1	December 24
	April 10	June 1	December 25
	April 13	October 26	December 31

BELGIUM	January 1	May 21	December 24
	January 10	May 22	December 25
	April 10	June 1	December 31
	April 13	July 21
	May 1	November 11

BRAZIL	January 1	May 1	November 20
	February 24	June 11	December 24
	February 25	July 9	December 25
	February 26	September 7	December 31
	April 10	October 12
	April 21	November 2

CHILE	January 1	June 29	December 8
	April 10	July 16	December 25
	May 1	September 18	December 31
	May 21	October 12

CHINA	January 1	April 29	September 10
	January 24	April 30	October 1
	January 27	May 1	October 2
	January 28	May 4	October 5
	January 29	May 5	October 6
	January 30	June 1	October 7
	February 24	June 25	October 8
	March 12	June 26	October 23
	April 6	June 30	October 26
	April 9	July 1	December 24
	April 10	August 25	December 25
	April 13	September 2

COLOMBIA	January 1	June 15	November 2
	January 6	June 22	November 16
	March 23	June 29	December 8
	April 9	July 20	December 24
	April 10	August 7	December 25
	May 1	August 17	December 31
	May 25	October 12

THE CZECH REPUBLIC	January 1	May 8	November 17
	April 10	July 6	December 24
	April 13	September 28	December 25
	May 1	October 28	December 31

DENMARK	January 1	May 8	June 5
	April 9	May 21	December 24
	April 10	May 22	December 25
	April 13	June 1	December 31

EGYPT*	January 1	May 1	July 31
	January 7	May 24	August 1
	January 25	May 25	August 2
	April 17	May 26	August 3
	April 18	June 30	August 15
	April 19	July 1	August 20
	April 20	July 23	September 11
	April 25	July 30	October 6
October 29

* The Egyptian market is closed every Friday.

FINLAND	January 1	May 1	December 24
	January 6	May 21	December 25
	April 10	June 19	December 31
April 13

FRANCE	January 1	May 1	December 31
	April 10	December 24
	April 13	December 25

GERMANY	January 1	May 1	December 25
	April 10	June 1	December 31
	April 13	December 24

GREECE	January 1	April 13	October 28
	January 6	April 17	December 24
	March 2	April 20	December 25
	March 25	May 1
	April 10	June 8

HONG KONG	January 1	April 30	October 1
	January 27	May 1	October 2
	January 28	June 25	October 26
	April 10	July 1	December 25
April 13

HUNGARY	January 1	June 1	November 1
	April 10	August 20	December 24
	April 13	August 21	December 25
	May 1	October 23

INDIA	February 19	April 6	October 2
	February 21	April 10	October 30
	March 10	April 14	November 16
	March 25	May 1	November 30
	April 1	May 7	December 25
	April 2	May 25

INDONESIA	January 1	May 22	August 17
	March 25	May 25	August 20
	April 10	May 26	October 29
	May 1	May 27	December 24
	May 7	June 1	December 25
	May 21	July 31	December 31

IRELAND	January 1	May 4	December 25
	March 17	June 1	December 26
	April 10	August 3	December 28
	April 13	October 26	December 29
	May 1	December 24	December 31

ISRAEL*	March 10	April 28	September 27
	April 8	April 29	September 28
	April 9	May 28	October 4
	April 12	May 29	October 5
	April 13	June 30	October 6
	April 14	July 30	October 7
	April 15	September 20	October 8

* The Israeli market is closed every Friday.

ITALY	January 1	May 1	December 31
	April 10	December 24
	April 13	December 25

JAPAN	January 1	April 29	September 21
	January 2	May 4	September 22
	January 3	May 5	November 3
	January 13	May 6	November 23
	February 11	July 23	December 31
	February 24	July 24
	March 20	August 10

MALAYSIA	January 25	May 24	September 16
	January 26	May 25	October 29
	January 27	May 26	December 24
	February 14	July 31	December 25
	April 12	August 20	December 31
	May 1	August 31
	May 7	September 9

MEXICO	January 1	April 10	November 16
	February 3	May 1	December 25
	March 16	September 16
	April 9	November 2

THE NETHERLANDS	January 1	May 1	December 31
	April 10	December 24
	April 13	December 25

NEW ZEALAND	January 1	April 13	December 25
	January 2	April 27	December 28
	February 6	June 1
	April 10	October 26

NORWAY	January 1	April 13	December 24
	April 8	May 1	December 25
	April 9	May 21	December 31
	April 10	June 1

PERU	January 1	May 1	October 8
	April 9	June 29	December 25
	April 10	July 28

THE PHILIPPINES	January 1	May 1	November 1
	January 25	May 24	November 2
	April 9	June 12	December 24
	April 10	July 31	December 25
	April 11	August 21	December 30
	April 12	August 31	December 31

POLAND	January 1	May 1	December 25
	January 6	June 11	December 31
	April 10	November 11
	April 13	December 24

PORTUGAL	January 1	May 1	December 31
	April 10	December 24
	April 13	December 25

QATAR*	January 1	May 25	August 1
	February 11	May 26	December 18
	March 1	July 30
	May 24	July 31

*The Qatari market is closed every Friday.

RUSSIA	January 1	March 9	May 11
	January 2	May 1	June 12
	January 7	May 4	November 4
	February 24	May 5

SINGAPORE	January 1	May 1	July 31
	January 27	May 7	August 10
	April 10	May 25	December 25

SOUTH AFRICA	January 1	May 1	December 16
	April 10	June 16	December 25
	April 13	August 10
	April 27	September 24

SOUTH KOREA	January 1	May 5	October 2
	January 24	May 8	October 3
	January 25	May 15	October 9
	January 27	June 6	December 24
	March 1	July 17	December 25
	April 5	August 15	December 31
	April 15	September 30
	April 30	October 1

SPAIN	January 1	May 1	December 31
	April 10	December 24
	April 13	December 25

SWEDEN	January 1	April 30	October 30
	January 6	May 1	December 24
	April 9	May 20	December 25
	April 10	May 21	December 31
	April 13	June 19

SWITZERLAND	January 1	April 20	September 14
	January 2	May 1	December 24
	April 10	May 21	December 25
	April 13	June 1	December 31

TAIWAN	January 1	January 29	June 25
	January 23	February 28	June 26
	January 24	April 2	October 1
	January 27	April 3	October 2
	January 28	May 1	October 9

THAILAND	January 1	May 1	August 12
	February 10	May 4	October 13
	April 6	May 6	October 23
	April 13	June 3	December 7
	April 14	July 6	December 10
	April 15	July 28	December 31

TURKEY	January 1	May 25	July 31
	April 23	May 26	August 3
	May 1	July 15	October 28
	May 19	July 30	October 29

THE UNITED ARAB EMIRATES*	January 1	May 26	December 1
	May 24	July 31	December 2
	May 25	August 20	December 3

*The Emirati market is closed every Friday.

THE UNITED KINGDOM	January 1	May 8	December 25
	April 10	May 25	December 28
	April 13	August 31

The longest redemption cycle for a fund is a function of the longest redemption cycle among the countries whose securities compose the fund. For the period January 1, 2020 through December 31, 2020, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle for a fund as follows:

Country	Trade Date	End of Settlement Period	Number of Days in Settlement Period
2020
BRAZIL	02/19/20	02/27/20	8
	02/20/20	02/28/20	8
	02/21/20	03/02/20	10
CHINA	01/21/20	01/31/20	10
	1/22/20	02/03/20	12
	01/23/20	02/04/20	12
	04/03/20	04/14/20	11
	04/07/20	04/15/20	8
	04/08/20	04/16/20	8

	04/24/20	05/06/20	12
	04/27/20	05/07/20	10
	04/28/20	05/08/20	10
	06/23/20	07/02/20	9
	06/24/20	07/03/20	9
	09/28/20	10/09/20	11
	09/29/20	10/12/20	13
	09/30/20	10/13/20	13
EGYPT	05/19/20	05/27/20	8
	05/20/20	05/28/20	8
	05/21/20	06/01/20	11
	06/24/20	07/02/20	8
	06/25/20	07/06/20	11
	06/29/20	07/07/20	8
	07/27/20	08/04/20	8
	07/28/20	08/05/20	8
	07/29/20	08/06/20	8
INDONESIA	05/18/20	05/28/20	10
	05/19/20	05/29/20	10
	05/20/20	06/02/20	13
IRELAND	12/22/20	12/30/20	8
	12/23/20	01/04/21	12
ISRAEL	04/06/20	04/16/20	10
	04/07/20	04/20/20	13
	09/30/20	10/12/20	12
	10/01/20	10/13/20	12
JAPAN	04/28/20	05/07/20	9
	04/30/20	05/08/20	8
	05/01/20	05/11/20	10
NORWAY	04/06/20	04/14/20	8
	04/07/20	04/15/20	8
THE PHILIPPINES	12/23/20	01/04/21	12

QATAR	05/19/20	05/27/20	8
	05/20/20	05/28/20	8
	05/21/20	06/01/20	12

RUSSIA	04/28/20	05/06/20	8
	04/29/20	05/07/20	8
	04/30/20	05/08/20	8
SOUTH KOREA	09/28/20	10/06/20	8
	09/29/20	10/07/20	8
TAIWAN	01/21/20	01/30/20	9
	01/22/20	01/31/20	9
THAILAND	04/08/20	04/16/20	8
	04/09/20	04/17/20	8
	04/10/20	04/20/20	10
	04/29/20	05/07/20	8
	04/30/20	05/08/20	8
THE UNITED ARAB EMIRATES	05/19/20	05/27/20	8
	05/20/20	05/28/20	8
	05/21/20	06/01/20	11
	11/25/20	12/07/20	12
	11/26/20	12/08/20	12
	11/30/20	12/09/20	9

You should read this Supplement in conjunction with the SAI and retain it for future reference.